Capital Management (Details) $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Capital Management [Abstract]
Borrowings	$ 2,259.6	$ 2,905.1	$ 4,276.7
Adjusted working capital deficiency	93.4	126.1
Unrealized foreign exchange on translation of US dollar long-term debt	(203.8)	(265.9)
Net debt	2,149.2	2,765.3
Shareholders’ equity	2,822.8	5,342.7	$ 6,612.8
Total capitalization	$ 4,972.0	$ 8,108.0
Net debt to adjusted cash flow from operations ratio	2.5	1.5